Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 7,686	$ 8,476
Marketable securities (Note D)	508	0
Notes and accounts receivable - trade (net of allowances of $367 in 2015 and $336 in 2014)	8,333	9,090
Short-term financing receivables (net of allowances of $490 in 2015 and $452 in 2014) (Note F)	19,020	19,835
Other accounts receivable (net of allowances of $51 in 2015 and $40 in 2014)	1,201	2,906
Inventories (Note E)	1,551	2,103
Prepaid expenses and other current assets	4,205	4,967
Total current assets	42,504	47,377	[1]
Property, plant and equipment (Note G)	29,342	39,034
Less: Accumulated depreciation (Note G)	18,615	28,263
Property, plant and equipment - net (Note G)	10,727	10,771
Long-term financing receivables (net of allowances of $118 in 2015 and $126 in 2014) (Note F)	10,013	11,109
Prepaid pension assets (Note S)	1,734	2,160
Deferred taxes (Note N)	4,822	6,675	[1]
Goodwill (Note I)	32,021	30,556
Intangible assets - net (Note I)	3,487	3,104
Investments and sundry assets (Note H)	5,187	5,520	[2]
Total assets	110,495	117,271	[1],[2]
Current liabilities
Taxes (Note N)	2,847	5,084
Short-term debt (Note D&J)	6,461	5,731	[2]
Accounts payable	6,028	6,864
Compensation and benefits	3,560	4,031
Deferred income	11,021	11,877
Other accrued expenses and liabilities	4,353	5,994	[1]
Total current liabilities	34,269	39,581	[1],[2]
Long-term debt (Note D&J)	33,428	34,991	[2]
Retirement and nonpension postretirement benefit obligations (Note S)	16,504	18,261
Deferred income	3,771	3,691
Other liabilities (Note K)	8,099	8,733	[1]
Total liabilities	$ 96,071	$ 105,257	[1],[2]
Contingencies and commitments (Note M)
IBM stockholders' equity
Common stock, par value $0.20 per share, and additional paid-in capital; Shares authorized: 4,687,500,000; Shares issued (2015 -- 2,221,223,449; 2014 -- 2,215,209,574)	$ 53,262	$ 52,666
Retained earnings	146,124	137,793
Treasury stock, at cost (shares: 2015 -- 1,255,494,724; 2014 -- 1,224,685,815)	(155,518)	(150,715)
Accumulated other comprehensive income/(loss)	(29,607)	(27,875)
Total IBM stockholders' equity	14,262	11,868
Noncontrolling interests (Note A)	162	146
Total equity	14,424	12,014
Total liabilities and equity	$ 110,495	$ 117,271	[1],[2]

[1]	Reclassified to reflect adoption of the FASB guidance on deferred taxes in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.
[2]	Reclassified to reflect adoption of the FASB guidance on debt issuance costs in consolidated financial statements. Refer to note B, "Accounting Changes," for additional information.